Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000162154
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Asset Allocation Fund Inc.-Institutional Class
C000020616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Value Line Asset Allocation Fund Inc.-Investor Class
Without Sales Load [Member] | C000162154
Average Annual Return [Line Items]
Average Annual Return, Percent	9.85%	7.92%	9.34%
Without Sales Load [Member] | C000020616
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	7.65%		8.56%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	14.05%
VALUELINE INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	15.04%	8.67%	9.06%
60/40 S&P 500® Index/Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index/Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	15.04%	8.67%		8.52%